UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1.  Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

YieldShares

Schedule of Investments ● High Income ETF

March 31, 2019 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.8%
Equity — 20.2%
Aberdeen Total Dynamic Dividend Fund	1,121,711	$9,254,116
Cohen & Steers Infrastructure Fund	321,374	7,880,091
Kayne Anderson MLP	194,410	3,116,392
Liberty All Star Equity Fund	1,465,677	8,955,287
Tortoise Energy Infrastructure	195,526	4,594,861
Tortoise Midstream Energy Fund	578,021	8,103,854
Voya Prime Rate Trust	383,840	1,834,755
		43,739,356
Fixed Income — 79.6%
AllianceBernstein Global High Income Fund	779,969	9,039,841
BlackRock Corporate High Yield Fund	879,370	9,022,336
BlackRock Debt Strategies Fund	553,650	5,935,128
BlackRock Multi-Sector Income Trust	533,344	8,848,177
Blackstone/GSO Strategic Credit Fund	607,446	8,656,105
Brookfield Real Assets Income Fund	436,206	9,430,774
DoubleLine Income Solutions Fund	487,360	9,713,085
Eaton Vance Limited Duration Income Fund	692,317	8,757,810
Eaton Vance Senior Floating-Rate Trust	175,706	2,287,692
First Trust High Income Long/Short Fund	354,375	5,177,419
First Trust Intermediate Duration Preferred & Income Fund	434,285	9,471,756
Invesco Dynamic Credit Opportunities Fund	422,026	4,578,982
Invesco Senior Income Trust	778,992	3,271,766
NexPoint Strategic Opportunities Fund	370,821	8,072,773
Nuveen Floating Rate Income Fund	374,996	3,611,211
Nuveen Preferred Securities Income Fund	1,064,354	9,579,186
PGIM Global High Yield Fund	625,264	8,716,180
PGIM High Yield Bond Fund	609,709	8,645,674
Templeton Emerging Markets Income Fund	626,563	6,416,005
Wells Fargo Income Opportunities Fund	1,142,671	9,004,247
Western Asset Emerging Markets Debt Fund	661,075	9,017,063
Western Asset High Income Fund II	1,448,993	9,389,475
Western Asset High Income Opportunity Fund	1,185,244	5,724,729
		172,367,414
Total Closed-End Funds
(Cost $219,012,004)		216,106,770

Total Investments - 99.8%
(Cost $219,012,004)		$216,106,770

Percentages are based on Net Assets of $216,455,661.

MLP — Master Limited Partnership

As of March 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended March 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-1200

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 30, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: May 30, 2019